SUBSEQUENT EVENTS (Details Narrative) - CAD ($)	1 Months Ended
	Jan. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Share Price		$ 0.075
Non-adjusting events after reporting period [member]
Statement Line Items [Line Items]
Received from subscription funds	$ 20,000
Number of units subscription	400,000
Share Price	$ 0.05